Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans receivable, allowance for loan losses	$ 10,648,000	$ 11,262,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	18,400	18,400
Preferred stock, shares outstanding	0	18,400
Preferred stock liquidation preference		$ 18,400,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,905,728	7,895,336
Common stock, shares outstanding	7,502,812	7,492,420
Preferred Shares
Treasury stock, shares	18,400	0
Common Shares
Treasury stock, shares	402,916	402,916